Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2019
EARNINGS PER COMMON SHARE [Abstract]
Earnings per common and diluted shares

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net income attributable to Navios Logistics’ stockholders	$32,139	$6,862	$3,105

Weighted average number of shares, basic and diluted	20,000	20,000	20,000

Net earnings per share from continuing operations:
Basic and diluted	$1.61	$0.34	$0.16